Harris Insight Funds Trust
                        Supplement dated May 18, 1999 to
           Harris Insight Funds N Shares Prospectus Dated May 3 1999


[The following information replaces the table "Annual Fund Operating Expenses" shown on page 44]


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-------------------------------------------------------------------------------------------------------------------------
                                  CONVERTIBLE                             INTERMEDIATE     SHORT/          INTERMEDIATE
                                  SECURITIES    TAX-EXEMPT      BOND      TAX-EXEMPT       INTERMEDIATE    GOVERNMENT
                                  FUND          BOND FUND       FUND      BOND FUND        BOND FUND       BOND FUND
-------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees(1)       0.70%         0.60%           0.65%      0.60%           0.70%           0.65%
-------------------------------------------------------------------------------------------------------------------------

Shareholding Servicing Fees       0.25          0.25            0.25       0.25            0.25            0.25
-------------------------------------------------------------------------------------------------------------------------

Other Expenses                    0.31          0.20            0.23       0.20            0.20            0.26
-------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses(1)       1.26%         1.05%           1.13%      1.05%           1.15%           1.16%
-------------------------------------------------------------------------------------------------------------------------

(1) Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect advisory fees waived by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1998 were:

-------------------------------------------------------------------------------------------------------------------------
                                  CONVERTIBLE                             INTERMEDIATE     SHORT/          INTERMEDIATE
                                  SECURITIES    TAX-EXEMPT      BOND      TAX-EXEMPT       INTERMEDIATE    GOVERNMENT
                                  FUND          BOND FUND       FUND      BOND FUND        BOND FUND       BOND FUND
-------------------------------------------------------------------------------------------------------------------------

Investment Advisory Fees          0.61%        0.59%           0.37%       0.60%          0.40%            0.24%
-------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses          1.17%        1.04%           0.85%       1.05%          0.85%            0.75%
-------------------------------------------------------------------------------------------------------------------------


                                       44